Loss Per Share	6 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
LOSS PER SHARE
12.	LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the six months ended December 31, 2019 and 2018, respectively:

	For the Six Months Ended December 31,
	2019	2018

Net loss	$(1,340,761)	$(8,772,832)
Net loss from continuing operations	(1,340,761)	(288,315)
Net loss from discontinued operations	-	(8,484,517)

Weighted Average Shares Outstanding-Basic and Diluted	31,289,010	13,324,716

Loss per share- basic and diluted	$(0.04)	$(0.66)
Net loss income per share from continuing operations – basic and diluted	$(0.04)	$(0.02)
Net loss per share from discontinued operations – basic and diluted	$-	$(0.64)

Basic income per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted income per share is the same as basic loss per share due to the lack of dilutive items in the Company for the six months ended December 31, 2019 and 2018. The number of warrants is excluded from the computation as the anti-dilutive effect.